OTHER LONG TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long Term Assets

(in thousands of $)	Other long term asset	Prepaid charter hire expenses	Deferred tax asset	Total
Balance at December 31, 2017	1,500	8,887	294	10,681
Additions	—	1,836	—	1,836
Deductions	(500)	—	(23)	(523)
Balance at June 30, 2018	1,000	10,723	271	11,994